Note 3 - Summary of Significant Accounting Policies (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Senior Notes, Total	$ 150
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Number of Reporting Units	7
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	5 years
Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Minimum [Member]
Finite Lived Intangible Asset Useful Life Franchise Rights	2.50%
Minimum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	4 years
Minimum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	1 year
Minimum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Minimum [Member] | Order or Production Backlog [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	180 days
Maximum [Member]
Finite Lived Intangible Asset Useful Life Franchise Rights	15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	15 years
Maximum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	20 years
Maximum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	35 years
Maximum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	15 years
Maximum [Member] | Order or Production Backlog [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	1 year
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years